Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - Balance Sheet [Member]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RMB [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	6.9931	7.2993	7.0999
Period Average Exchange Rates	7.1875	7.1957	7.0809
JPY [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	156.8	157.37	140.8
Period Average Exchange Rates	149.57	151.46	140.82
EUR [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	0.8521	0.9661
Period Average Exchange Rates	0.8845	0.9242
SGD [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	1.2859
Period Average Exchange Rates	1.3065